Amendment dated November 6, 2008

Appendix to Prospectus of John Hancock Funds II dated December 31, 2007
Floating Rate Income — Class A, B, and C shares

Historical Performance of the Western Asset Floating Rate Income Fund LLC

The Floating Rate Income Fund (the “Fund”) is a series of John Hancock Funds II that commenced operations on December 31, 2007, and, as such, performance information for this Fund is not presented in the prospectus. The Fund is subadvised by the same investment adviser, Western Asset Management Company (“WAMCO”), as the Western Asset Floating Rate Income Fund LLC (the “WAMCO Fund”), has the same portfolio manager(s) and is managed with substantially similar investment objectives, policies and strategies to the WAMCO Fund.

This Appendix presents historical performance information for the Class 1 shares of the WAMCO Fund. Because of the similarities between the Fund and WAMCO Fund, this information may help provide an indication of the Fund’s risks by showing how a similar fund has performed historically. The performance of the WAMCO Fund, however, is not the performance of the Fund, and you should not assume that the Fund will have the same performance as the WAMCO Fund. The performance of the Fund may be greater or less than the performance of the WAMCO Fund due to, among other things, the number of the holdings in and composition of the portfolio in the Fund, as well as the asset size and cash flow differences between the Fund and WAMCO Fund.

Performance information — bar chart and table — are presented on the following page for the WAMCO Fund. The bar chart shows how the WAMCO Fund’s total return has varied over time, and the table shows average annual returns as of the most recent quarter end and since the WAMCO Fund’s inception, September 30, 2003 (as compared with a broad-based market index). The performance of the WAMCO Fund has been calculated net of fees and expenses. All figures assume dividend reinvestment.

The past performance of the WAMCO Fund is no guarantee of future results in managing the Fund. The information in this Appendix does not represent the performance of the Fund or any predecessor to it and is no indication of how it would have performed in the past or will perform in the future.

The Class A, B and C shares of the Fund have front-end or deferred sales charges. The Class 1 shares of the corresponding WAMCO Fund do not have such charges. The other expenses of the Class A, B and C shares of the Fund, including its Rule 12b-1 fee, are higher than the expenses of the Class 1 shares of the WAMCO Fund. As a result, the total operating fees and expenses of the Fund are higher than those of the WAMCO Fund and, therefore, the performance shown in the bar chart and table for the Class 1 shares of the WAMCO Fund would be lower if adjusted to reflect the sales charges and higher fees and expenses of the Class A, B and C shares of the Fund.

An index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for any sales charges, fees or fund expenses. As indicated above, past performance does not indicate future results.

Western Asset Floating Rate Income Fund LLC

Corresponding to: Floating Rate Income Fund

Net assets of Western Asset Floating Rate Income Fund as of 9-30-2008:
$2,565,438,924

WAMCO Fund total returns:
Class 1: 3Q ’08, − 7.60%
Best quarter: 4Q ’06, 2.19%
Worst quarter: 3Q ’07, − 0.89%

S&P/LSTA Performing Loan Index: The S&P/LSTA Performing Loan Index is a subset of the S&P/LSTA leveraged loan index, tracking returns in the leveraged loan market and capturing a broad cross-section of the U.S. leveraged loan market including dollar denominated, U.S. syndicated loans to overseas issuers and excluding those in default.

 Class 1 Calendar year total returns

 Western Asset Floating Rate Income Fund average annual total returns for periods ending 9-30-08

			Since
	1 year	3 year	inception

Class 1 (9-30-03)	− 7.80%	1.08%	2.86%

S&P/LSTA Performing Loan Index	− 7.98%	0.56%	2.43%

3280PA 11/08

Amendment dated November 6, 2008

Appendix to Prospectus of John Hancock Funds II dated December 31, 2007
Floating Rate Income — Class I shares

Historical Performance of the Western Asset Floating Rate Income Fund LLC

The Floating Rate Income Fund (the “Fund”) is a series of John Hancock Funds II that commenced operations on December 31, 2007, and, as such, performance information for this Fund is not presented in the prospectus. The Fund is subadvised by the same investment adviser, Western Asset Management Company (“WAMCO”), as the Western Asset Floating Rate Income Fund LLC (the “WAMCO Fund”), has the same portfolio manager(s) and is managed with substantially similar investment objectives, policies and strategies to the WAMCO Fund.

This Appendix presents historical performance information for the Class 1 shares of the WAMCO Fund. Because of the similarities between the Fund and WAMCO Fund, this information may help provide an indication of the Fund’s risks by showing how a similar fund has performed historically. The performance of the WAMCO Fund, however, is not the performance of the Fund, and you should not assume that the Fund will have the same performance as the WAMCO Fund. The performance of the Fund may be greater or less than the performance of the WAMCO Fund due to, among other things, the number of the holdings in and composition of the portfolio in the Fund, as well as the asset size and cash flow differences between the Fund and WAMCO Fund.

Performance information — bar chart and table — are presented on the following page for the WAMCO Fund. The bar chart shows how the WAMCO Fund’s total return has varied over time, and the table shows average annual returns as of the most recent quarter end and since the WAMCO Fund’s inception, September 30, 2003 (as compared with a broad-based market index). The performance of the WAMCO Fund has been calculated net of fees and expenses. All figures assume dividend reinvestment.

The past performance of the WAMCO Fund is no guarantee of future results in managing the Fund. The information in this Appendix does not represent the performance of the Fund or any predecessor to it and is no indication of how it would have performed in the past or will perform in the future.

The total operating fees and expenses of the Fund are higher than those of the WAMCO Fund and, therefore, the performance shown in the bar chart and table for the Class 1 shares of the WAMCO Fund would be lower if adjusted to reflect the higher expenses of Class I shares of the Fund.

An index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for any sales charges, fees or fund expenses. As indicated above, past performance does not indicate future results.

Western Asset Floating Rate Income Fund LLC

Corresponding to: Floating Rate Income Fund

Net assets of Western Asset Floating Rate Income Fund as of 9-30-2008: $2,565,438,924

WAMCO Fund total returns:
Class 1: 3Q ’08, − 7.60%
Best quarter: 4Q ’06, 2.19%
Worst quarter: 3Q ’07, − 0.89%

S&P/LSTA Performing Loan Index: The S&P/LSTA Performing Loan Index is a subset of the S&P/LSTA leveraged loan index, tracking returns in the leveraged loan market and capturing a broad cross-section of the U.S. leveraged loan market including dollar denominated, U.S. syndicated loans to overseas issuers and excluding those in default.

 Class 1 Calendar year total returns

 Western Asset Floating Rate Income Fund average annual total returns for periods ending 9-30-08

			Since
	1 year	3 year	inception

Class 1 (9-30-03)	− 7.80%	1.08%	2.86%

S&P/LSTA Performing Loan Index	− 7.98%	0.56%	2.43%

328IPA 11/08

Amendment dated November 6, 2008
Appendix to Prospectus of John Hancock Funds II dated May 1, 2008
Lifestyle — Class A, B and C shares

Historical Performance of Corresponding John Hancock Trust Portfolios

The Lifestyle Portfolios (each referred to as a fund) of John Hancock Funds II (JHF II) commenced operations in October 2005. Each of the funds is modeled after a fund of John Hancock Trust (JHT), another mutual fund that is used primarily as the underlying investment medium for certain variable annuity and variable life insurance separate accounts of John Hancock insurance companies. Each fund has the same investment adviser, subadviser and portfolio manager and substantially the same investment objective, policies and restrictions as its corresponding JHT portfolio. Moreover, each fund commenced operations after certain of these separate accounts redeemed all their interests in the corresponding JHT portfolio and invested all the redemption proceeds in the fund, which in turn invested all the proceeds in underlying funds of JHF II, which used the proceeds to acquire assets from corresponding underlying JHT portfolios of the corresponding JHT portfolio. These assets allowed each fund to commence operations with an investment portfolio that was substantially the same (except as to amount of assets) as the investment portfolio of its corresponding JHT portfolio.

This Appendix presents historical performance information for the corresponding JHT portfolios. Because of the similarities between each fund and its corresponding JHT portfolio as described above, this information may help provide an indication of the fund’s risks. The performance of the JHT portfolio, however, does not represent, and is not a substitute for, the performance of any fund, and you should not assume that a fund will have the same future performance as the JHT portfolio. The future performance of a fund may be greater or less than the performance of its corresponding JHT portfolio due to, among other things, differences in expenses (including sales charges, if any), asset size and cash flows. Performance information — a bar chart and a table — is presented on the following pages for the Series I shares of each JHT portfolio, which corresponds to a fund. The Series I shares of each JHT portfolio commenced operations on January 7, 1997. The bar chart shows how each JHT portfolio’s total return has varied from year to year, while the tables show performance of its Series I shares over time (along with a broad-based market index for reference). All figures assume dividend reinvestment.

The Class A, B and C shares of the Portfolios have expenses, including Rule 12b-1 fees for the Class A, B and C shares, that are higher than expenses, including the Rule 12b-1 fees, of the Series I shares of the corresponding JHT Portfolios. The performance shown in the bar charts and tables for the Series I shares of the JHT portfolios would be lower if adjusted to reflect the sales charges and higher expenses of the Class A, B and C shares of the Portfolios. The performance shown in the bar charts and tables would also be lower if the adviser to the JHT portfolios had not reimbursed certain expenses of those funds during the periods shown. Year-by-year index figures do not reflect any sales charges or fund expenses and would be lower if they did. The JHT portfolios serve as the underlying investment vehicle for variable insurance products. The performance presented does not reflect the fees and expenses of any variable insurance products. As indicated above, past performance does not indicate future results.

JHT Portfolio
Lifestyle Aggressive Trust

(formerly Lifestyle Aggressive 1000 Trust)
Portfolio Corresponding to: Lifestyle Aggressive

Net assets of JHT Portfolio as of September 30, 2008: $415,183,430

JHT Series I calendar year total returns

Best quarter: Q2 ’03, 18.07% Worst quarter: Q3 ’02, –18.84%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007
4.79	14.55	–5.12	–13.83	–20.71	34.91	16.06	10.64	15.46	8.55

[BAR CHART]

					Since
JHT Series I average annual total returns (%)	1 year	3 year	5 year	10 year	inception

for periods ended 9-30-08

Series I	–25.59	–0.57	6.99	3.77	3.11

Standard & Poor’s 500 Index	–21.98	0.22	5.17	3.06	5.52

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

Standard & Poor’s 500 Index — an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large cap stocks.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGtm
« « «

Overall rating for JHT Series I among 1,719 large blend funds as of September 30, 2008.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 3 stars out of 1,719, 5 stars out of 1,353 and 3 stars out of 667 large blend funds for the 3-, 5- and 10-year periods ended September 30, 2008, respectively, in the U.S. open-end fund universe.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Ratingtm based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star(s), respectively. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class A, B and C shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class A, B and C shares of a Lifestyle Portfolio may be different from the Morningstar Ratingtm for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class A, B and C shares of the Lifestyle Portfolio.

JHT Portfolio
Lifestyle Growth Trust

(formerly Lifestyle Growth 820 Trust)
Corresponding to: Lifestyle Growth Portfolio

Net assets of JHT Portfolio as of September 30, 2008: $11,781,373,854

JHT Series I calendar year total returns

Best quarter: Q2 ’03, 14.90% Worst quarter: Q3 ’02, –14.50%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007
6.14	16.50	–3.18	–9.16	–15.84	29.55	14.59	8.66	13.50	7.44

[BAR CHART]

JHT Series I average annual					Since
total returns (%)	1 year	3 years	5 years	10 years	inception

for periods ended 9-30-08

Series I	–21.52	–0.11	6.26	4.46	4.31

Standard & Poor’s 500 Index	–21.98	0.22	5.17	3.06	5.52

Lehman Brothers U.S. Aggregate Index	3.65	4.15	3.78	5.20	5.99

Combined Index	–17.23	1.10	4.99	3.68	5.95

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

Standard & Poor’s 500 Index — an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large cap stocks.

Lehman Brothers U.S. Aggregate Index — an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index — consists of 80% of the S&P 500 Index and 20% of the Lehman Brothers U.S. Aggregate Index.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGtm
« « « «

Overall rating for JHT Series I among 1,719 large blend funds as of September 30, 2008.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 3 stars out of 1,719, 4 stars out of 1,353 and 4 stars out of 667 large blend funds for the 3-, 5- and 10-year periods ended September 30, 2008, respectively, in the U.S. open-end fund universe.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Ratingtm based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star(s), respectively. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class A, B and C shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class A, B and C shares of a Lifestyle Portfolio may be different from the Morningstar Ratingtm for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class A, B and C shares of the Lifestyle Portfolio.

JHT Portfolio
Lifestyle Balanced Trust

(formerly Lifestyle Balanced 640 Trust)
Corresponding to: Lifestyle Balanced Portfolio

Net assets of JHT Portfolio as of September 30, 2008: $9,186,428,786

JHT Series I calendar year total returns

Best quarter: Q2 ’03, 11.64% Worst quarter: Q3 ’98, –10.36%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007
5.67	12.36	2.34	–4.85	–9.95	23.97	13.49	6.88	12.73	6.47

[BAR CHART]

JHT Series I average annual					Since
total returns (%)	1 year	3 years	5 years	10 years	inception

for periods ended 9-30-08

Series I	–17.67	0.60	5.72	5.10	5.09

Standard & Poor’s 500 Index	–21.98	0.22	5.17	3.06	5.52

Lehman Brothers U.S. Aggregate Index	3.65	4.15	3.78	5.20	5.99

Combined Index	–12.29	1.94	4.76	4.21	6.11

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

Standard & Poor’s 500 Index — an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large cap stocks.

Lehman Brothers U.S. Aggregate Index — an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index — consists of 60% of the S&P 500 Index and 40% of the Lehman Brothers U.S. Aggregate Index.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGtm
« « « «

Overall rating for JHT Series I among 944 moderate allocation funds as of September 30, 2008.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 3 stars out of 944, 4 stars out of 723 and 4 stars out of 427 moderate allocation funds for the 3-, 5-and 10-year periods ended September 30, 2008, respectively, in the U.S. open-end fund universe.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Ratingtm based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star(s), respectively. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class A, B and C shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class A, B and C shares of a Lifestyle Portfolio may be different from the Morningstar Ratingtm for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class A, B and C shares of the Lifestyle Portfolio.

JHT Portfolio
Lifestyle Moderate Trust

(formerly Lifestyle Moderate 460 Trust)
Corresponding to: Lifestyle Moderate Portfolio

Net assets of JHT Portfolio as of September 30, 2008: $2,362,688,625

JHT Series I calendar year total returns:

Best quarter: Q2 ’03, 8.71% Worst quarter: Q3 ’02, –5.57%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007
9.75	7.84	3.92	–1.09	–4.07	17.83	11.04	4.15	10.42	5.29

[BAR CHART]

					Since
JHT Series I average annual total returns (%)	1 year	3 year	5 year	10 year	inception

for periods ended 9-30-08

Series I	–12.97	0.95	4.48	4.78	5.32

Standard & Poor’s 500 Index	–21.98	0.22	5.17	3.06	5.52

Lehman Brothers U.S. Aggregate Index	3.65	4.15	3.78	5.20	5.99

Combined Index	–7.17	2.73	4.48	4.63	6.17

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

Standard & Poor’s 500 Index — an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large cap stocks.

Lehman Brothers U.S. Aggregate Index — an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index — consists of 40% of the S&P 500 Index and 60% of the Lehman Brothers Aggregate Bond Index.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGtm
« « « «

Overall rating for JHT Series I among 477 conservative allocation funds as of September 30, 2008.

Morningstar ratings measure risk-adjusted returns.

The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 4 stars out of 477, 4 stars out of 293 and 4 stars out of 132 moderate allocation funds for the 3-, 5- and 10-year periods ended September 30, 2008, respectively, in the U.S. open-end fund universe.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Ratingtm based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star(s), respectively. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class A, B and C shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class A, B and C shares of a Lifestyle Portfolio may be different from the Morningstar Ratingtm for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class A, B and C shares of the Lifestyle Portfolio.

JHT Portfolio
Lifestyle Conservative Trust

(formerly Lifestyle Conservative 280 Trust)
Portfolio Corresponding to: Lifestyle Conservative

Net assets of JHT Portfolio as of September 30, 2008: $1,441,506,360

JHT Series I calendar year total returns

Best quarter: Q4 ’02, 6.12% Worst quarter: Q2 ’04, –2.08%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007
10.20	4.18	7.54	3.28	1.80	11.47	8.59	2.88	8.44	5.38

[BAR CHART]

JHT Series I average annual					Since
total returns (%)	1 year	3 year	5 year	10 year	inception

for periods ending 9-30-08

Series I	–7.15	1.94	3.97	4.95	5.66

Standard & Poor’s 500 Index	–21.98	0.22	5.17	3.06	5.52

Lehman Brothers U.S. Aggregate Index	3.65	4.15	3.78	5.20	5.99

Combined Index	–1.85	3.47	4.16	4.96	6.12

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

Standard & Poor’s 500 Index — an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large cap stocks.

Lehman Brothers U.S. Aggregate Index — an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index — consists of 20% of the S&P 500 Index and 80% of the Lehman Brothers U.S. Aggregate Index.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGtm
« « « «

Overall rating for JHT Series I among 477 conservative allocation funds as of September 30, 2008.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 4 stars out of 477, 4 stars out of 293 and 4 stars out of 132 conservative allocation funds for the 3-, 5- and 10-year periods ended September 30, 2008, respectively, in the U.S. open-end fund universe.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Ratingtm based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star(s), respectively. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class A, B and C shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class A, B and C shares of a Lifestyle Portfolio may be different from the Morningstar Ratingtm for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class A, B and C shares of the Lifestyle Portfolio.

LSOPA 11/08

Amendment dated November 6, 2008
Appendix to Prospectus of John Hancock Funds II dated May 1, 2008
Lifestyle — Class R, R1, R2, R3, R4 and R5 shares

Historical Performance of Corresponding John Hancock Trust Portfolios

The Lifestyle Portfolios (each referred to as a fund) of John Hancock Funds II (JHF II) commenced operations in October 2005. Each of the funds is modeled after a fund of John Hancock Trust (JHT), another mutual fund that is used primarily as the underlying investment medium for certain variable annuity and variable life insurance separate accounts of John Hancock insurance companies. Each fund has the same investment adviser, subadviser and portfolio manager and substantially the same investment objective, policies and restrictions as its corresponding JHT portfolio. Moreover, each fund commenced operations after certain of these separate accounts redeemed all their interests in the corresponding JHT portfolio and invested all the redemption proceeds in the fund, which in turn invested all the proceeds in underlying funds of JHF II, which used the proceeds to acquire assets from corresponding underlying JHT portfolios of the corresponding JHT portfolio. These assets allowed each fund to commence operations with an investment portfolio that was substantially the same (except as to amount of assets) as the investment portfolio of its corresponding JHT portfolio.

This Appendix presents historical performance information for the corresponding JHT portfolios. Because of the similarities between each fund and its corresponding JHT portfolio as described above, this information may help provide an indication of the fund’s risks. The performance of the JHT portfolio, however, does not represent, and is not a substitute for, the performance of any fund, and you should not assume that a fund will have the same future performance as the JHT portfolio. The future performance of a fund may be greater or less than the performance of its corresponding JHT portfolio due to, among other things, differences in expenses (including sales charges, if any), asset size and cash flows. Performance information — a bar chart and a table — is presented on the following pages for the Series I shares of each JHT portfolio, which corresponds to a fund. The Series I shares of each JHT portfolio commenced operations on January 7, 1997. The bar chart shows how each JHT portfolio’s total return has varied from year to year, while the tables show performance of its Series I shares over time (along with a broad-based market index for reference). All figures assume dividend reinvestment.

The Class R, R1, R2, R3, R4 and R5 shares of the Portfolios have expenses, including Rule 12b-1 fees for the Class R, R1, R2, R3 and R4 shares, that are higher than expenses, including the Rule 12b-1 fees, of the Series I shares of the corresponding JHT Portfolios. The performance shown in the bar charts and tables for the Series I shares of the JHT portfolios would be lower if adjusted to reflect the sales charges and higher expenses of the Class R, R1, R2, R3, R4 and R5 shares of the Portfolios. The performance shown in the bar charts and tables would also be lower if the adviser to the JHT portfolios had not reimbursed certain expenses of those funds during the periods shown. Year-by-year index figures do not reflect any sales charges or fund expenses and would be lower if they did. The JHT portfolios serve as the underlying investment vehicle for variable insurance products. The performance presented does not reflect the fees and expenses of any variable insurance products. As indicated above, past performance does not indicate future results.

JHT Portfolio
Lifestyle Aggressive Trust

(formerly Lifestyle Aggressive 1000 Trust)
Portfolio Corresponding to: Lifestyle Aggressive

Net assets of JHT Portfolio as of September 30, 2008: $415,183,430

JHT Series I calendar year total returns

Best quarter: Q2 ’03, 18.07% Worst quarter: Q3 ’02, –18.84%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007
4.79	14.55	–5.12	–13.83	–20.71	34.91	16.06	10.64	15.46	8.55

[BAR CHART]

					Since
JHT Series I average annual total returns (%)	1 year	3 year	5 year	10 year	inception

for periods ended 9-30-08

Series I	–25.59	–0.57	6.99	3.77	3.11

Standard & Poor’s 500 Index	–21.98	0.22	5.17	3.06	5.52

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

Standard & Poor’s 500 Index — an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large cap stocks.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGtm
« « «

Overall rating for JHT Series I among 1,719 large blend funds as of September 30, 2008.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 3 stars out of 1,719, 5 stars out of 1,353 and 3 stars out of 667 large blend funds for the 3-, 5- and 10-year periods ended September 30, 2008, respectively, in the U.S. open-end fund universe.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Ratingtm based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star(s), respectively. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class R, R1, R2, R3, R4 and R5 shares of a Lifestyle Portfolio may be different from the Morningstar Ratingtm for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolio.

JHT Portfolio
Lifestyle Growth Trust

(formerly Lifestyle Growth 820 Trust)
Corresponding to: Lifestyle Growth Portfolio

Net assets of JHT Portfolio as of September 30, 2008: $11,781,373,854

JHT Series I calendar year total returns

Best quarter: Q2 ’03, 14.90% Worst quarter: Q3 ’02, –14.50%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007
6.14	16.50	–3.18	–9.16	–15.84	29.55	14.59	8.66	13.50	7.44

[BAR CHART]

JHT Series I average annual					Since
total returns (%)	1 year	3 years	5 years	10 years	inception

for periods ended 9-30-08

Series I	–21.52	–0.11	6.26	4.46	4.31

Standard & Poor’s 500 Index	–21.98	0.22	5.17	3.06	5.52

Lehman Brothers U.S. Aggregate Index	3.65	4.15	3.78	5.20	5.99

Combined Index	–17.23	1.10	4.99	3.68	5.95

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

Standard & Poor’s 500 Index — an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large cap stocks.

Lehman Brothers U.S. Aggregate Index — an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index — consists of 80% of the S&P 500 Index and 20% of the Lehman Brothers U.S. Aggregate Index.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGtm
« « « «

Overall rating for JHT Series I among 1,719 large blend funds as of September 30, 2008.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 3 stars out of 1,719, 4 stars out of 1,353 and 4 stars out of 667 large blend funds for the 3-, 5- and 10-year periods ended September 30, 2008, respectively, in the U.S. open-end fund universe.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Ratingtm based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star(s), respectively. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class R, R1, R2, R3, R4 and R5 shares of a Lifestyle Portfolio may be different from the Morningstar Ratingtm for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolio.

JHT Portfolio
Lifestyle Balanced Trust

(formerly Lifestyle Balanced 640 Trust)
Corresponding to: Lifestyle Balanced Portfolio

Net assets of JHT Portfolio as of September 30, 2008: $9,186,428,786

JHT Series I calendar year total returns

Best quarter: Q2 ’03, 11.64% Worst quarter: Q3 ’98, –10.36%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007
5.67	12.36	2.34	–4.85	–9.95	23.97	13.49	6.88	12.73	6.47

[BAR CHART]

JHT Series I average annual					Since
total returns (%)	1 year	3 years	5 years	10 years	inception

for periods ended 9-30-08

Series I	–17.67	0.60	5.72	5.10	5.09

Standard & Poor’s 500 Index	–21.98	0.22	5.17	3.06	5.52

Lehman Brothers U.S. Aggregate Index	3.65	4.15	3.78	5.20	5.99

Combined Index	–12.29	1.94	4.76	4.21	6.11

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

Standard & Poor’s 500 Index — an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large cap stocks.

Lehman Brothers U.S. Aggregate Index — an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index — consists of 60% of the S&P 500 Index and 40% of the Lehman Brothers U.S. Aggregate Index.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGtm
« « « «

Overall rating for JHT Series I among 944 moderate allocation funds as of September 30, 2008.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 3 stars out of 944, 4 stars out of 723 and 4 stars out of 427 moderate allocation funds for the 3-, 5-and 10-year periods ended September 30, 2008, respectively, in the U.S. open-end fund universe.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Ratingtm based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star(s), respectively. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class R, R1, R2, R3, R4 and R5 shares of a Lifestyle Portfolio may be different from the Morningstar Ratingtm for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolio.

JHT Portfolio
Lifestyle Moderate Trust

(formerly Lifestyle Moderate 460 Trust)
Corresponding to: Lifestyle Moderate Portfolio

Net assets of JHT Portfolio as of September 30, 2008: $2,362,688,625

JHT Series I calendar year total returns:

Best quarter: Q2 ’03, 8.71% Worst quarter: Q3 ’02, –5.57%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007
9.75	7.84	3.92	–1.09	–4.07	17.83	11.04	4.15	10.42	5.29

[BAR CHART]

					Since
JHT Series I average annual total returns (%)	1 year	3 year	5 year	10 year	inception

for periods ended 9-30-08

Series I	–12.97	0.95	4.48	4.78	5.32

Standard & Poor’s 500 Index	–21.98	0.22	5.17	3.06	5.52

Lehman Brothers U.S. Aggregate Index	3.65	4.15	3.78	5.20	5.99

Combined Index	–7.17	2.73	4.48	4.63	6.17

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

Standard & Poor’s 500 Index — an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large cap stocks.

Lehman Brothers U.S. Aggregate Index — an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index — consists of 40% of the S&P 500 Index and 60% of the Lehman Brothers Aggregate Bond Index.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGtm
« « « «

Overall rating for JHT Series I among 477 conservative allocation funds as of September 30, 2008.

Morningstar ratings measure risk-adjusted returns.

The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 4 stars out of 477, 4 stars out of 293 and 4 stars out of 132 moderate allocation funds for the 3-, 5- and 10-year periods ended September 30, 2008, respectively, in the U.S. open-end fund universe.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Ratingtm based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star(s), respectively. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class R, R1, R2, R3, R4 and R5 shares of a Lifestyle Portfolio may be different from the Morningstar Ratingtm for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolio.

JHT Portfolio
Lifestyle Conservative Trust

(formerly Lifestyle Conservative 280 Trust)
Portfolio Corresponding to: Lifestyle Conservative

Net assets of JHT Portfolio as of September 30, 2008: $1,441,506,360

JHT Series I calendar year total returns

Best quarter: Q4 ’02, 6.12% Worst quarter: Q2 ’04, –2.08%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007
10.20	4.18	7.54	3.28	1.80	11.47	8.59	2.88	8.44	5.38

[BAR CHART]

JHT Series I average annual					Since
total returns (%)	1 year	3 year	5 year	10 year	inception

for periods ending 9-30-08

Series I	–7.15	1.94	3.97	4.95	5.66

Standard & Poor’s 500 Index	–21.98	0.22	5.17	3.06	5.52

Lehman Brothers U.S. Aggregate Index	3.65	4.15	3.78	5.20	5.99

Combined Index	–1.85	3.47	4.16	4.96	6.12

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

Standard & Poor’s 500 Index — an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large cap stocks.

Lehman Brothers U.S. Aggregate Index — an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index — consists of 20% of the S&P 500 Index and 80% of the Lehman Brothers U.S. Aggregate Index.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGtm
« « « «

Overall rating for JHT Series I among 477 conservative allocation funds as of September 30, 2008.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 4 stars out of 477, 4 stars out of 293 and 4 stars out of 132 conservative allocation funds for the 3-, 5- and 10-year periods ended September 30, 2008, respectively, in the U.S. open-end fund universe.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Ratingtm based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star(s), respectively. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class R, R1, R2, R3, R4 and R5 shares of a Lifestyle Portfolio may be different from the Morningstar Ratingtm for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolio.

LSRPA 11/08